Debt and Credit Facilities	12 Months Ended
Dec. 31, 2025
Long-Term Debt, Unclassified [Abstract]
Debt And Credit Facilities	DEBT AND CREDIT FACILITIES
We have lines of credit issued by various financial institutions that are available to fund our day-to-day operating needs. Certain of our credit facilities require us to comply with financial and other covenants. We were in compliance with all covenants on
December 31, 2025.
In February 2025 we entered into a new revolving credit
agreement that replaces our previous agreement dated October
2021. The primary changes included increasing the aggregate
principal amount of the facility by $750 to $3,000 and extending the maturity date to February 25, 2030. On December 31, 2025 there were no borrowings outstanding under our revolving credit facility or our commercial paper program which allows for
maturities up to 397 days from the date of issuance. The
maximum amount of our commercial paper that can be
outstanding at any time is $3,000.
In February 2025 we issued $500 of 4.550% senior unsecured
notes due February 10, 2027, $700 of 4.700% senior unsecured notes due February 10, 2028, $800 of 4.850% senior unsecured notes due February 10, 2030 and $1,000 of 5.200% senior
unsecured notes due February 10, 2035. In June 2025 we repaid
$650 of 1.150% senior unsecured notes. In November 2025 we
repaid $750 of 3.375% senior unsecured notes. The following
table summarizes our total debt at December 31:

Summary of Total Debt
Rate	Due	2025	2024
Senior unsecured notes:
1.150%	June 15, 2025	$—	$649
3.375%	November 1, 2025	—	750
3.500%	March 15, 2026	1,000	998
4.550%	February 10, 2027	498	—
2.125%	November 30, 2027	881	777
4.700%	February 10, 2028	697	—
3.650%	March 7, 2028	599	598
4.850%	December 8, 2028	597	596
3.375%	December 11, 2028	704	621
0.750%	March 1, 2029	939	828
4.250%	September 11, 2029	744	743
4.850%	February 10, 2030	794	—
1.950%	June 15, 2030	995	993
2.625%	November 30, 2030	759	669
1.000%	December 3, 2031	876	772
3.375%	September 11, 2032	934	824
4.625%	September 11, 2034	741	740
5.200%	February 10, 2035	990	—
3.625%	September 11, 2036	695	613
4.100%	April 1, 2043	393	393
4.375%	May 15, 2044	396	396
4.625%	March 15, 2046	984	984
2.900%	June 15, 2050	643	643
Other		—	10
Total debt		$15,859	$13,597
Less current maturities		1,000	1,409
Total long-term debt		$14,859	$12,188

Unamortized debt issuance costs		$70	$63
Borrowing capacity on existing facilities		$2,911	$2,160
Fair value of senior unsecured notes		$15,344	$12,780
The fair value of the senior unsecured notes was estimated using quoted interest rates, maturities and amounts of borrowings
based on quoted active market prices and yields that took into account the underlying terms of the debt instruments.
Substantially all of our debt is classified within Level 2 of the fair value hierarchy.
Interest expense on outstanding debt and credit facilities,
including required fees incurred totaled $582, $396 and $356 in
2025, 2024 and 2023.